ING Life Insurance and Annuity Company and its Variable Annuity Account C

ING Pension IRA

For 1984 Contracts (Prospectus No. PRO.75992-07) and for 1992, 1994 and 2004 Contracts (Prospectus No. PRO.75988-07)

Supplement dated February 15, 2008 to the Contract Prospectus and
Statement of Additional Information, each dated April 30, 2007, as amended

The information in this Supplement updates and amends certain information contained in your variable annuity Contract Prospectus and Statement of Additional Information (SAI). Please read it carefully and keep it with your current variable annuity Contract Prospectus and SAI for future reference.

1.	Effective January 31, 2008, ING FMRSM Large Cap Growth Portfolio changed its name to ING Van Kampen Large Cap Growth Portfolio. Accordingly, effective January 31, 2008, all references to ING

FMRSM Large Cap Growth Portfolio in the Contract Prospectus and SAI are deleted and replaced with ING Van Kampen Large Cap Growth Portfolio.

2.	The information for ING FMRSM Large Cap Growth Portfolio appearing in the Contract Prospectus under Appendix IV – Description of Underlying Funds is deleted and replaced with the following:

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)

ING Investors Trust – ING	Directed Services LLC	Seeks growth of capital over the long
Van Kampen Large Cap		term. The Portfolio’s investment
Growth Portfolio (formerly	Subadviser: Morgan	objective is not fundamental and
ING FMRSM Large Cap	Stanley Investment	may be changed without a
Growth Portfolio)	Management, Inc. (d/b/a	shareholder vote.
Van Kampen)

3.	On December 5, 2007, the Boards of Directors of ING Partners, Inc. and ING Investors Trust approved a proposal to reorganize certain Portfolios into the following respective “Surviving Portfolios.” Subject to approval by each Portfolio’s shareholders, after the close of business on April 25, 2008, the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolio	Surviving Portfolio

ING JPMorgan International Portfolio	ING Templeton Foreign Equity Portfolio

ING Legg Mason Partners Large Cap	ING Marsico Growth Portfolio
Growth Portfolio

ING Van Kampen Large Cap Growth	ING Van Kampen Capital Growth Portfolio
Portfolio

X.75988-992-07B	February 2008

Accordingly, effective after the close of business on April 25, 2008, investments in the Disappearing Portfolios will automatically become investments in the Surviving Portfolios, as follows:

  I Class of the ING Templeton Foreign Equity Portfolio will automatically be added to your contract, and all existing
  account balances invested in the ING JPMorgan International   Portfolio (I Class) will automatically become investments
  in the ING Templeton Foreign   Equity Portfolio (I Class).
  Class I of the ING Marsico Growth Portfolio will automatically be added to your contract, and all existing account balances
  invested in the ING Legg Mason Partners Large Cap   Portfolio (I Class) and all existing account balances invested in the
  ING Marsico Growth   Portfolio (Class S) will automatically become investments in the ING Marsico Growth Portfolio (Class I).
  Class I of the ING Van Kampen Capital Growth Portfolio will automatically be added to your contract, and all existing account
  balances invested in the ING Van Kampen Large Cap   Growth Portfolio (Class I) will automatically become investments in the
  ING Van Kampen   Capital Growth Portfolio (Class I).

As a result of the reorganizations, effective April 28, 2008, all references to the Disappearing
Portfolios in the Contract Prospectus and SAI are hereby deleted, and all references to ING Marsico
Growth Portfolio (Class S) are changed to ING Marsico Growth Portfolio (Class I).

Unless you provide us with alternative allocation instructions, all future allocations directed to the
Disappearing Portfolios after the date of the reorganizations will be automatically allocated to the
Surviving Portfolios, and all future allocations directed to the ING Marsico Growth Portfolio
(Class S) will be automatically allocated to the ING Marsico Growth Portfolio (Class I). You may
give us alternative allocation instructions at any time by contacting our Customer Service Center through:

ING USFS Customer Service Defined Contribution Administration P.O. Box 990063 Hartford, CT 06199-0063 1-800-262-3862

See also the Transfers Among Investment Options section of your Contract Prospectus for further information about making fund allocation changes.

4.	The minimum and maximum Total Annual Fund Operating Expenses shown in the Contract Prospectus will not change as a result of the reorganizations. Therefore, there is no change to the hypothetical examples shown in the Contract Prospectus.

X.75988-992-07B	February 2008